Other long-term liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Other Liabilities Disclosure [Abstract]
Schedule Of Other Long Term Liabilities
Other long-term liabilities consist of the following:

	June 30,	December 31,
	2026	2025
Advances in aid of construction	$134.4	$133.0
Environmental remediation obligation (1)	52.9	54.4
Asset retirement obligations (2)	46.1	45.3
Deferred credits and contingent consideration	37.2	37.5
Customer deposits	32.3	32.6
Delayed equity contributions	19.8	21.5
Unamortized investment tax credits	16.9	17.1
Hook-up fees	16.3	11.8
Lease liabilities	10.1	10.5
Contingent liability (note 15(a))	2.3	137.7
Other	5.5	7.5
	$373.8	$508.9
Less: current portion	(17.2)	(151.1)
	$356.6	$357.8
(1) Environmental remediation obligation includes $0.2 million and $2.1 million of accretion for the three and six months ended June 30, 2026.
(2) Asset retirement obligations include $0.4 million and $0.8 million of accretion for the three and six months ended June 30, 2026.